Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Contingencies
24. CONTINGENCIES
From time to time, the Company may become involved in regulatory proceedings, or become liable for legal, contractual and other claims by various parties, including customers, suppliers, former employees, class action plaintiffs and others. On an ongoing basis, the Company attempts to assess the likelihood of any adverse judgements or outcomes to these proceedings or claims, together with potential ranges of probable costs and losses. A determination of the provision required, if any, for these contingencies is made after analysis of each individual
issue. The required provision may change in the future due to new developments in each matter or changes in approach such as a change in settlement strategy in dealing with these matters.
In the first quarter of 2025, management identified a potential exposure related to the reassessment of certain prior tax periods. This was a result of the proposed retroactive application of a 2023 judicial decision to tax periods prior to the date of the ruling within a jurisdiction in which the Company operates. This exposure pertained to previously claimed refundable value added tax amounts, as well as associated interest, penalties, and other charges. During the third quarter, the Company negotiated a resolution to this matter and paid an amount during the fourth quarter, which is not considered material.
In December 2023, the Company received a notification [the “Notification Letter”] from Ford Motor Company [“Ford”] informing the Company as to its initial determination that one of the Company’s operating groups bore responsibility for costs totaling $352 million related to two product recalls. The Notification Letter triggered negotiations regarding financial allocation of the total costs for the two recalls. During the fourth quarter, the Company reached a commercial resolution with respect to this matter, which resulted in a payment to the customer of $132 million.
In the third quarter of 2025, Ford initiated recalls covering approximately 3.8 million vehicles equipped with rearview cameras or image processing modules supplied by the Company. Ford also announced a new
15-year
extended warranty program for up to approximately 14.9 million vehicles also equipped with rearview cameras supplied by us. Ford is claiming approximately $288 million in costs related to these recalls and warranty claims. Additional recalls and/or extended warranty programs remain possible. The Company is in technical and commercial discussions with Ford, however, at this time, root cause determinations have not been made and/or confirmed for the vehicles covered by Ford’s recalls and warranty extension program. Even after root cause(s) have been determined, other challenges make it difficult to fully quantify the Company’s potential financial exposure, if any. These challenges include: integration with other vehicle systems and non-camera
components; the age of affected vehicles; duration of the original warranty; number of affected vehicles brought to Ford dealers for inspection; and dealer discretion to determine the nature of the remedy to be applied, which may range from software upgrades, inspection of the rearview camera and other components, repairs, or replacement of the rearview camera. In the absence of certainty as to the scope of potentially affected vehicles, the root cause(s) of the alleged product failures, and/or the related costs of service actions, the Company is unable to fully estimate its potential exposure, if any, for recall-related costs and the extension of product warranties by Ford to affected vehicle owners. If the Company is determined to be fully or partially responsible for defective rearview cameras, the related recall and extended warranty costs could be material to the Company’s profitability in the period(s) in which such costs are recognized or provided for.
As a result of the bankruptcy of Fisker, Inc., owners of Fisker Ocean SUVs have asserted claims for alleged vehicle defects and breaches of state “lemon laws” against J.P. Morgan Chase, N.A. [“Chase”], the direct financer of approximately 2,000 such vehicles in the United States. Chase has indicated that it will seek indemnification from the Company, as contract manufacturer, for damages and legal costs incurred with the resolution of these claims. As the number, details and amount of these claims are all currently unknown, it is too early to determine the Company’s potential liability, if any, at this time.